Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Morbidity Sensitivity has the Largest Impact and in Aggregate (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	€ 177,446	€ 176,120	[1]	€ 290,066
Americas [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	136,116	137,195
United Kingdom [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	40,329	37,621
Concentration of underwriting risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	198,855	197,139
Concentration of underwriting risk [member] | Americas [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	130,308	130,892
Concentration of underwriting risk [member] | United Kingdom [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	61,922	58,676
Concentration of underwriting risk [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	6,625	7,570
Insurance Contracts [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	110,315	106,044
Insurance Contracts [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member] | Americas [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	70,436	69,163
Insurance Contracts [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member] | United Kingdom [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	39,687	36,694
Insurance Contracts [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	193	187
Insurance Contracts [member] | Contracts without direct participation contracts [member] | Concentration of underwriting risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	66,946	70,039
Insurance Contracts [member] | Contracts without direct participation contracts [member] | Concentration of underwriting risk [member] | Americas [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	59,873	61,730
Insurance Contracts [member] | Contracts without direct participation contracts [member] | Concentration of underwriting risk [member] | United Kingdom [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	642	927
Insurance Contracts [member] | Contracts without direct participation contracts [member] | Concentration of underwriting risk [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	6,432	7,383
Investment Contract with DPF [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	21,594	21,055
Investment Contract with DPF [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member] | Americas [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	0	0
Investment Contract with DPF [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member] | United Kingdom [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	21,594	21,055
Investment Contract with DPF [member] | Contracts with direct participation contracts [member] | Concentration of underwriting risk [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contract liabilities	€ 0	€ 0

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.